Group Overview - Additional information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Apr. 09, 2018 Plant	Jul. 21, 2009	Apr. 30, 2002	May 31, 2017	Jul. 31, 2009 shares	Mar. 31, 2018 INR (₨) MW MWs Plant ₨ / shares shares	Mar. 31, 2018 USD ($) MW MWs Plant	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares
Disclosure of general information [line items]
Additional number of shares issued | shares						3,717,493,092		3,717,493,092			3,717,493,092	3,717,493,092
Non-controlling interests						₨ 157,364.0		₨ 137,250.0			$ 2,417.0
Other equity						₨ 99,949.0		12,464.0			$ 1,535.0
Minority shareholder's shareholding interest						48.37%	48.37%
Bargain gain (net of acquisition cost)						₨ 335.0	$ 5.0
Consequent to Merger of Cairn India Limited [member]
Disclosure of general information [line items]
Increase in equity share capital								₨ 753.0	$ 12.0
Increase in equity shares | shares								752,500,000	752,500,000
Cash compensation payable to stock option holders								₨ 428.0	$ 7.0
Other equity								190,310.0				$ 2,935.0
Decrease in securities premium account								9,558.0	$ 147.0
Consequent to Merger of Cairn India Limited [member] | Before merger [member]
Disclosure of general information [line items]
Authorised share capital								51,620.0
Consequent to Merger of Cairn India Limited [member] | After merger [member]
Disclosure of general information [line items]
Authorised share capital								74,120.0
AvanStrate Inc. [member]
Disclosure of general information [line items]
Percentage of equity stake acquired						51.60%					51.60%
Cash consideration						₨ 0.6					$ 9.0
Acquired debts						9,640.0					148.0
Loan amount extended						₨ 460.0					7.0
Minority shareholder's shareholding interest						46.60%	46.60%
Bargain gain (net of acquisition cost)						₨ 335.0
ASI's contribution to revenue post acquisition						1,502.0
Reduction in revenue on account of ASI post acquisition						(697.0)
Group's total revenue if ASI was acquired from the beginning of the year						920,615.0
Group's total profit before tax if ASI was acquired from the beginning of the year						113,066.0
Sesa Resources Limited [member] | Consequent to Merger of Cairn India Limited [member]
Disclosure of general information [line items]
Carrying value of shares held by Sesa Resources Limited in Cairn India Limited						9,558.0
Hindustan Zinc Limited (HZL) [member]
Disclosure of general information [line items]
Non-controlling interests						₨ 127,737.0		₨ 109,737.0			1,962.0
Minority shareholder's shareholding interest						35.08%	35.08%	35.08%	35.08%
Ownership interest in subsidiary		64.90%	26.00%			64.90%	64.90%
Skorpion [member]
Disclosure of general information [line items]
Ownership interest in subsidiary						100.00%	100.00%
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of general information [line items]
Non-controlling interests								₨ 4,218.0
Minority shareholder's shareholding interest						26.00%	26.00%	26.00%	26.00%
Ownership interest in subsidiary						74.00%	74.00%
Vedanta Lisheen Holdings Limited [member]
Disclosure of general information [line items]
Ownership interest in subsidiary						100.00%	100.00%
Bharat aluminium company limited [member]
Disclosure of general information [line items]
Non-controlling interests						₨ 23,517.0		₨ 23,295.0			$ 361.0
Minority shareholder's shareholding interest						49.00%	49.00%	49.00%	49.00%
Ownership interest in subsidiary						51.00%	51.00%
Vizag General Cargo Berth Private Limited [member]
Disclosure of general information [line items]
Ownership interest in subsidiary						100.00%	100.00%
AvanStrate [Member]
Disclosure of general information [line items]
Ownership interest in subsidiary						51.60%	51.60%
American depositary shares [member]
Disclosure of general information [line items]
Additional number of shares issued | shares					131,906,011
Number of equity share each ADS comprise | shares					4
Ordinary shares [member]
Disclosure of general information [line items]
Face value per share | ₨ / shares						₨ 1
Share capital authorized, shares | shares						44,020,100,000					44,020,100,000
Equity shares [member] | Consequent to Merger of Cairn India Limited [member]
Disclosure of general information [line items]
Face value per share | ₨ / shares								₨ 1,000,000
Equity shares [member] | Consequent to Merger of Cairn India Limited [member] | Before merger [member]
Disclosure of general information [line items]
Share capital authorized, shares | shares								51,270,000,000				51,270,000,000
Equity shares [member] | Consequent to Merger of Cairn India Limited [member] | After merger [member]
Disclosure of general information [line items]
Share capital authorized, shares | shares								35,000,000				35,000,000
Preference shares [member] | Consequent to Merger of Cairn India Limited [member]
Disclosure of general information [line items]
Face value per share | ₨ / shares								₨ 10,000,000
Increase in equity share capital								₨ 30,100.0	$ 464.0
Preference shares [member] | Consequent to Merger of Cairn India Limited [member] | Before merger [member]
Disclosure of general information [line items]
Share capital authorized, shares | shares								44,020,000,000				44,020,000,000
Preference shares [member] | Consequent to Merger of Cairn India Limited [member] | After merger [member]
Disclosure of general information [line items]
Share capital authorized, shares | shares								3,010,000,000				3,010,000,000
Oil and gas segment [member]
Disclosure of general information [line items]
Number of asset blocks						6					6
Oil and gas segment [member] | Rajasthan [member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of general information [line items]
Number of asset blocks						1					1
Oil and gas segment [member] | West Coast Of India [Member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of general information [line items]
Number of asset blocks						1					1
Oil and gas segment [member] | East Coast Of India [Member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of general information [line items]
Number of asset blocks						3					3
Oil and gas segment [member] | South Africa [member] | Cairn South Africa Proprietary Limited [member]
Disclosure of general information [line items]
Number of asset blocks						1					1
Aluminum Segment [Member] | Bharat aluminium company limited [member]
Disclosure of general information [line items]
Ownership interest in subsidiary						51.00%	51.00%	51.00%	51.00%	51.00%
Ownership interest percentage of joint operations						51.00%	51.00%
Number of smelter pots commissioned						879	879
Maximum refinery capacity				6,000,000
Aluminum Segment [Member] | Bharat aluminium company limited [member] | Bottom of range [member]
Disclosure of general information [line items]
Refinery capacity						2,000,000	2,000,000
Aluminum Segment [Member] | Bharat aluminium company limited [member] | Top of range [member]
Disclosure of general information [line items]
Refinery capacity						4,000,000	4,000,000
Aluminum Segment [Member] | Lanjigarh India [Member] | Bharat aluminium company limited [member]
Disclosure of general information [line items]
Power plant capacity | MW						75	75
Aluminum Segment [Member] | Jharsuguda, India [Member] | Bharat aluminium company limited [member]
Disclosure of general information [line items]
Power plant capacity | MW						1,215	1,215
Smelter Pot Capacity | MW						1.25	1.25
Partially Integrated Aluminum Operations [Member] | Bharat aluminium company limited [member]
Disclosure of general information [line items]
Power plant capacity | MW						1,410	1,410
Number of bauxite mines						2	2
Number of smelter pots commissioned				336
Power segment [member]
Disclosure of general information [line items]
Smelter Pot Capacity | MWs						600	600
Power segment [member] | Hindustan Zinc Limited (HZL) [member]
Disclosure of general information [line items]
Power plant capacity | MW						274	274
Power segment [member] | Bharat aluminium company limited [member]
Disclosure of general information [line items]
Power plant capacity | MW						600	600
Power segment [member] | Talwandi Sabo Power Limited TSPL [ member ]
Disclosure of general information [line items]
Power plant capacity | MW						1,980	1,980
Power segment [member] | Malco Energy Limited (MEL) [member]
Disclosure of general information [line items]
Power plant capacity | MW						106.5	106.5
Power segment [member] | Jharsuguda, India [Member]
Disclosure of general information [line items]
Power plant capacity | MW						2,400	2,400
Copper segment [member] | Tuticorin [member]
Disclosure of general information [line items]
Number of copper smelter | Plant	400,000					1	1
Non-controlling interests [member] | Cairn India Limited ("Cairn") 3 [member] | Consequent to Merger of Cairn India Limited [member]
Disclosure of general information [line items]
Description of merger						Non-controlling shareholders of Cairn India Limited were to receive one equity share in the Company of par value 1 each and four 7.5% Redeemable Preference Shares (redeemable after 18 months from issuance) in the Company with a par value of 10 each for each equity share held in Cairn India Limited.	Non-controlling shareholders of Cairn India Limited were to receive one equity share in the Company of par value 1 each and four 7.5% Redeemable Preference Shares (redeemable after 18 months from issuance) in the Company with a par value of 10 each for each equity share held in Cairn India Limited.
Face value per share | ₨ / shares						₨ 10
Preferred stock redeemable description						Redeemable after 18 months from issuance	Redeemable after 18 months from issuance
Non-controlling interests [member] | Ordinary shares [member] | Cairn India Limited ("Cairn") 3 [member] | Consequent to Merger of Cairn India Limited [member]
Disclosure of general information [line items]
Face value per share | ₨ / shares						₨ 1
Reserve of share-based payments [member] | Consequent to Merger of Cairn India Limited [member]
Disclosure of general information [line items]
Increase in equity share capital								₨ 1,482.0	$ 23.0
Cairn India Limited ("Cairn") 3 [member]
Disclosure of general information [line items]
Authorised share capital								₨ 22,500.0
Non-controlling interests						₨ 213,515.0					$ 3,292.0
Twinstar Holding Limited [member] | Vedanta Limited [Member]
Disclosure of general information [line items]
Ownership interest percentage of associate						37.10%	37.10%
Finsider international company limited [member] | Vedanta Limited [Member]
Disclosure of general information [line items]
Ownership interest percentage of associate						10.80%	10.80%
Westglobe limited [member] | Vedanta Limited [Member]
Disclosure of general information [line items]
Ownership interest percentage of associate						1.20%	1.20%
Welter trading limited [member] | Vedanta Limited [Member]
Disclosure of general information [line items]
Ownership interest percentage of associate						1.00%	1.00%